Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Weighted average number of shares (basic) (in shares)	218,786,812	216,994,426	164,550,509	[1]
Effect of share-based payment arrangements (in shares)		0	84,164
Weighted average number of ordinary shares (diluted) (in shares)		216,994,426	164,634,673	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.